CONDENSED, CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) (USD $) In Thousands, unless otherwise specified	3 Months Ended									6 Months Ended		12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS)
NET (LOSS) INCOME	$ 33,170	$ 70,656	$ 17,592	$ 223,065	$ 99,009	$ 12,476	$ (879,541)	$ 73,780	$ 69,384	$ 82,786	$ 322,074	$ 410,322	$ (723,901)	$ (495,668)
OTHER COMPREHENSIVE INCOME (LOSS)
Net changes in fair value of cash flow hedges, net of taxes and net of reclassification adjustments	2,238			2,952						4,516	2,693	6,832	39,713	79,006
Change in unrealized fair value adjustments of available-for-sale securities, net of taxes and net of reclassification adjustments	(108)			(6)						76	(12)	314	(406)	256
Total other comprehensive income	2,130			2,946						4,592	2,681	7,146	39,307	79,262
Comprehensive income (loss)	$ 35,300			$ 226,011						$ 87,378	$ 324,755	$ 417,468	$ (684,594)	$ (416,406)